PROPERTY MINERAL RIGHTS AND EQUIPMENT (Details) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Property, Plant And Equipment, Gross	$ 175,305	$ 175,305
Less Accumulated Depreciation	(123,828)	(123,828)
ARO Asset	125,636	112,615
Property, Mineral Rights, And Equipment, Net	14,155,178	13,980,855
Mineral Rights	14,103,701	13,929,378
Equipment and vehicles
Property, Plant And Equipment, Gross	$ 53,678	53,678
Equipment and vehicles | Minimum
Expected Useful Lives (years)	2 years
Equipment and vehicles | Maximum
Expected Useful Lives (years)	5 years
Office equipment and furniture
Property, Plant And Equipment, Gross	$ 70,150	70,150
Office equipment and furniture | Minimum
Expected Useful Lives (years)	3 years
Office equipment and furniture | Maximum
Expected Useful Lives (years)	7 years
Land
Property, Plant And Equipment, Gross	$ 51,477	51,477
Mineral rights - Eureka
Mineral Rights	13,729,838	13,647,838
Mineral rights - Other
Mineral Rights	$ 248,227	$ 168,925